Unsecured Debt - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Nov. 30, 2016 GBP (£)	Dec. 01, 2016 USD ($)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 USD ($)
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 2,900
Long-term debt					300
Line of credit facility available amount					2,400
Debt instrument, basis spread on variable rate		30.00%
Revolving Credit Facility | Main Credit Facility
Debt Instrument [Line Items]
Long-term debt					2,600
Commitment fee percentage	35.00%
Revolving Credit Facility | Main Credit Facility | U.S. Dollar Denominated Debt
Debt Instrument [Line Items]
Long-term debt					$ 1,900
Revolving Credit Facility | Main Credit Facility | Euro Denominated
Debt Instrument [Line Items]
Long-term debt | €				€ 500
Revolving Credit Facility | Main Credit Facility | Sterling Denominated Debt
Debt Instrument [Line Items]
Long-term debt | £		£ 169
Revolving Credit Facility | Main Credit Facility | Utilization of less than One Third of Available Line of Credit Facility
Debt Instrument [Line Items]
Additional utilization fee		0.10%		0.10%	0.10%
Revolving Credit Facility | Main Credit Facility | Utilization of more than One Third of Available Line of Credit Facility
Debt Instrument [Line Items]
Additional utilization fee		0.20%		0.20%	0.20%
Revolving Credit Facility | Main Credit Facility | Utilization of more than Two Thirds of Available Line of Credit Facility
Debt Instrument [Line Items]
Additional utilization fee		0.40%		0.40%	0.40%
Subsequent Event | Export Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 800